COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Litigation and Other Legal Matters

Employment Matter

As of December 31, 2025, the Group had accrued $135,000 in connection with an employment-related lawsuit involving a former employee. In September 2026, the Group entered into a settlement and general release agreement pursuant to which the Group agreed to pay an aggregate of $135,000 in three installments of $45,000, with the first installment due 45 days after the effective date of the agreement and the remaining two installments due at 90-day intervals thereafter.

Tradigital Matter

As of December 31, 2025, the Group had accrued $61,143 in connection with a contractual dispute with Tradigital Marketing Group (“Tradigital”) regarding the number of additional ordinary shares issuable under a prior agreement. In January 2026, the Group and Tradigital reached an agreement pursuant to which the Group agreed to issue additional ordinary shares in full and final settlement of the matter. The additional shares were subsequently issued, and the matter was fully settled.

The Group evaluates loss contingencies in accordance with ASC 450, Contingencies, and records an accrual when a loss is probable and can be reasonably estimated. Except for the matters described above, as of December 31, 2025, the Group was not aware of any other material loss contingencies requiring accrual or disclosure in the consolidated financial statements.

Leases

See Note 9 for information regarding the Group’s operating lease commitments.